Note 10 - Retirement Plans	12 Months Ended
Mar. 31, 2019
Notes to Financial Statements
Pension and Other Postretirement Benefits Disclosure [Text Block]
10
. Retirement Plans

The Company has a noncontributory defined benefit pension plan (the “Plan”) covering all employees who meet certain age-entry requirements and work a stated minimum number of hours per year. Annual contributions are made to the Plan sufficient to satisfy legal funding requirements.

The following tables provide a reconciliation of the changes in the Plan’s benefit obligation and fair value of plan assets over the two
-year period ended
March
31,
2019
and a statement of the unfunded status as of
March
31,
2019
and
2018:

	2019	2018
	(In thousands)
Change in Benefit Obligation

Benefit obligation at beginning of year	$236,134	$216,022
Merge the Gray Plan into the Seneca Plan	-	3,796
Service cost	9,646	8,457
Interest cost	9,131	8,125
Actuarial loss (gain)	4,113	7,714
Benefit payments and expenses	(8,563)	(7,980)
Benefit obligation at end of year	$250,461	$236,134

Change in Plan Assets

Fair value of plan assets at beginning of year	$212,844	$207,829
Merge the Gray Plan into the Seneca Plan	-	3,300
Actual gain on plan assets	26,731	6,963
Employer contributions	2,100	2,732
Benefit payments and expenses	(8,563)	(7,980)
Fair value of plan assets at end of year	$233,112	$212,844

Unfunded Status	$(17,349)	$(23,290)

The unfunded status decreased by
$5.9
million during
2019
reflecting the actual fair value of plan assets and the projected benefit obligation as of
March 31, 2019.
This unfunded status decrease was recognized via the actual gain on plan assets and the decrease in accumulated other comprehensive loss of
$6.8
 million after the income tax expense of
$2.3
million. The increase in projected benefit obligation was a function of using the full yield curve approach and the change to using an updated mortality table. There was no
change in the discount rate as it remained at
4.14%.
During
2018,
the Company converted to the
2006
base rates from the RP-
2016
mortality study with the Blue Collar adjustment, with a generational projection of future mortality improvements from
2006
using Scale MP-
2018
for calculating the pension obligation in
2018
and the related pension expense in
2019.
The Company utilizes a full yield curve approach in the estimation of the service and interest cost components by applying the specific spot rates along the yield curve used in determination of the benefit obligation to their underlying projected cash flows.

Plan assets increased from
$212.8
million as of
March 31, 2018
to
$233.1
million as of
March 31, 2019
due to a gain on plan assets of
$26.7
million from a continued recovery in market conditions and the
$2.1
million contribution by the Company. The Company made this contribution to maintain its funding status at an acceptable level.

	2019	2018
	(In thousands)
Amounts Recognized in Accumulated Other Comprehensive Pre-Tax Loss

Prior service cost	$(587)	$(707)
Net loss	(24,305)	(33,415)
Accumulated other comprehensive pre-tax loss	$(24,892)	$(34,122)

Pension and
post retirement plan
adjustments, net
of tax
(In thousands)
Accumulated Other Comprehensive Loss

Balance at March 31, 2018	$(25,067)
Other comprehensive gain	6,782
Balance at March 31, 2019	$(18,285)

The following table provides the components of net periodic benefit cost for the Plan for fiscal years 2019 and 2018:

	2019	2018
	(In thousands)
Service cost	$9,646	$8,457
Interest cost	9,131	8,125
Expected return on plan assets	(15,104)	(15,050)
Amortization of net loss	1,597	106
Prior service cost	119	119
Net periodic benefit cost	$5,389	$1,757

The Plan’s accumulated benefit obligation was
$231.2
million at
March
31,
2019
and
$217.3
million at
March 31, 2018.

Prior service costs are amortized on a straight-line basis over the average remaining service period of active participants. Gains and losses in excess of
10%
of the greater of the benefit obligation and the market-related value of assets are amortized over the average remaining service period of active participants.

The assumptions used to measure the Company’s benefit obligation and pension expense are shown in the following table:

	2019	2018

Weighted Average Assumptions for Balance Sheet Liability at End of Year:

Discount rate - projected benefit obligation	4.14%	4.14%
Expected return on plan assets	7.25%	7.25%
Rate of compensation increase	3.00%	3.00%

Weighted Average Assumptions for Benefit Cost at Beginning of Year:

Discount rate - pension expense	4.15%	4.35%
Discount rate - service cost	4.25%	4.58%
Discount rate - interest cost	3.87%	3.74%
Expected return on plan assets	7.25%	7.25%
Rate of compensation increase	3.00%	3.00%

The Company's plan assets consist of the following:

	Target	Percentage of Plan
	Allocation	Assets at March 31,
	2020	2019	2018

Plan Assets

Equity securities	99%	99%	99%
Debt securities	-	-	-
Real estate	-	-	-
Cash	1%	1%	1%
Total	100%	100%	100%

All securities, which are valued at fair market value, are considered to be level 1, due to their public active market.

	2019	2018
	Market Value	Market Value
	(In thousands)
Assets by Industry Type

Asset Category
Cash and cash equivalents:
Money market funds	$1,387	$595
Total cash and cash equivalents	1,387	595
Common equity securities:
Materials	5,331	10,685
Industrials	16,080	21,738
Telecommunication services	24,370	18,120
Consumer staples	43,486	32,543
Energy	38,230	20,017
Financials	34,521	37,634
Health care	4,247	20,702
Information technology	28,750	19,945
Utilities	36,710	30,865
Total common equity securities	231,725	212,249
Total assets	$233,112	$212,844

Expected Return on Plan Assets

The expected long-term rate of return on Plan assets is
7.25%.
The Company expects
7.25%
to fall within the
40
-to-
50
 percentile range of returns on investment portfolios with asset diversification similar to that of the Plan’s target asset allocation.

Investment Policy and Strategy

The Company maintains an investment policy designed to achieve a long-term rate of return, including investment income through dividends and equity appreciation, sufficient to meet the actuarial requirements of the Plan. The Company seeks to accomplish its return objectives by prudently investing in a diversified portfolio of public company equities with broad industry representation seeking to provide long-term growth consistent with the performance of relevant market indices, as well as maintain an adequate level of liquidity for pension distributions as they fall due. The strategy of being fully invested in equities has historically provided greater rates of return over extended periods of time. The Company’s gain on plan assets during
2019
was
12.6%
as compared to the S&P
500
unaudited gain (excluding dividends) of
7.3%.
Plan assets include Company common stock with a fair market value of
$12.8
million as of
March
31,
2019
and
$15.3
million as of
March
31,
2018.

Cash Flows

Expected contributions for fiscal year ending
March
31,
2020
(in thousands):

Expected Employer Contributions	$-
Expected Employee Contributions	-

Estimated future benefit payments reflecting expected future service for the fiscal years ending March 31 ( in thousands):

2020	$9,345
2021	10,067
2022	10,722
2023	11,470
2024	12,206
2025-2029	71,977

401
(k) Plans

The Company also has employees’ savings
401
(k) plans covering all employees who meet certain age-entry requirements and work a stated minimum number of hours per year. Participants may
make contributions up to the legal limit. The Company’s matching contributions are discretionary. Costs charged to operations for the Company’s matching contributions amounted to
$1.4
million and
$1.6
million in fiscal
2019
and
2018,
respectively. In fiscal
2019
and
2018,
the matching contribution was entirely treasury stock. This stock portion of the matching contribution is valued at current market value while the treasury stock is valued at cost.